INITIAL PUBLIC OFFERING (Details) - USD ($)				9 Months Ended	12 Months Ended
	Feb. 09, 2021	Nov. 10, 2020	Oct. 06, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of units issued					39,451,134
Proceeds from issuance of initial public offering					$ 816,810,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued				27,227,000	27,227,000
Purchase price, per unit				$ 0.01
Number of shares issuable per warrant			0.33
Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)				$ 0.00005	$ 0.00005	$ 0.00005
Number of warrants in a unit			1
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	81,681,000		75,000,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	6,681,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued				39,451,134
Number of shares in a unit					1
Number of warrants in a unit	0.33			0.33	1
Number of shares issuable per warrant	1			1	1
Exercise price of warrants	$ 11.50
Number of shares per unit				1
Initial Public Offering | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of initial public offering	$ 816,810,000
Common shares, par value, (per share)	$ 0.00005
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued		6,681,000		9,000,000
Exercise price of warrants					$ 11.50
Over-allotment option | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued		6,681,000